[Letterhead of Luse Gorman Pomerenk & Schick]

(202) 274-2011	rpomerenk@luselaw.com

September 15, 2004

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Georgetown Bancorp, Inc.
Registration Statement on Form SB-2

Ladies and Gentlemen:

Pursuant to Rule 101 of Regulation S-T and on behalf of Georgetown Bancorp, Inc. (the “Registrant”), we are transmitting by EDGAR under the Securities Act of 1933 (the “Securities Act”) the Registrant’s Registration Statement on Form SB-2, including exhibits (the “Registration Statement”). The registration fee of $1,358 has been calculated in accordance with Section 6(b) of the Securities Act and Rule 457 promulgated thereunder, and was transmitted to the Securities and Exchange Commission by wire transfer in accordance with Rule 13 of Regulation S-T.

The Registration Statement relates to the issuance by the Registrant of its shares of common stock, par value $0.10 per share, in connection with its minority stock issuance. Upon the completion of the offering, Georgetown Bancorp, MHC will be the majority owner of the Registrant.

If you have any questions or comments, please contact the undersigned at (202) 274-2011 or Kent M. Krudys at (202) 274-2019.

Very truly yours,

/s/ Robert B. Pomerenk

Robert B. Pomerenk

Enclosures

cc:	Robert E. Balletto, President and
Chief Executive Officer
Kent M. Krudys, Esq.